Property, plant and equipment - Disclosure of depreciation rates (Details)	12 Months Ended
Dec. 31, 2025
Freehold buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	2.00%
Freehold buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	3.30%
Costs of adaptation of freehold and leasehold property | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	6.00%
Costs of adaptation of freehold and leasehold property | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.00%
Equipment installed in freehold and leasehold property | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	6.00%
Equipment installed in freehold and leasehold property | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.00%
Computers and similar equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	17.00%
Computers and similar equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	33.00%
Fixtures and fittings and other equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	9.00%
Fixtures and fittings and other equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%